UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American High-Income TrustSM

[photo of a mirrored-glass building]
Semi-annual report for the six months ended March 31, 2011

American High-Income Trust seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM  the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	9.51%	6.39%	7.51%

The total annual fund operating expense ratio was 0.68% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 31 for details.

Results for other share classes can be found on page 36.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a mirrored-glass building]
Liquidity in the credit markets, low default rates, an improving economy and strong investor demand for higher yielding debt helped high-yield bond markets post healthy returns throughout the first half of fiscal 2011.

For the six-month period ending March 31, 2011, American High-Income Trust reported a total return of 7.7%, assuming the reinvestment of monthly dividends totaling 46 cents a share. Shareholders who reinvested dividends received an income return of 4.2%.

By comparison, the Lipper High Current Yield Funds Index, a benchmark of similar funds, posted a 7.9% total return, and the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, which covers the universe of fixed-rate, non-investment-grade debt and limits the maximum exposure of any one issuer to 2%, earned 7.2%. (As mentioned in the 2010 annual report letter, the Barclays Capital index replaces the Credit Suisse High Yield Index as a benchmark for the fund).

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2011, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 2/19/88)
American High-Income Trust
(Class A shares)	7.7%	13.8%	7.2%	7.9%	8.8%

Barclays Capital U.S. Corporate High
Yield 2% Issuer Capped Index1,2	7.2	14.3	9.2	8.7	—

Credit Suisse High Yield Index2	7.0	13.6	8.5	9.0	8.9

Lipper High Current Yield
Funds Index3	7.9	14.1	6.9	6.7	7.2

Citigroup Broad Investment-Grade
(BIG) Bond Index2	–1.0	5.1	6.2	5.7	7.2

1 This index did not exist prior to December 31, 1992.
2 The market indexes shown in this report are unmanaged and their results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
3 Results of the Lipper index do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

Shareholders who elected to take their dividends in cash saw the value of their holdings increase by 3.4% and received an income return of 4.1% for the six-month period ending March 31, 2011.

The six months in review

Modest economic growth, low interest rates and the Federal Reserve’s Treasury-buying program have driven down yields and increased demand for high-yield debt, reducing the threat of defaults and spurring new issuance. This has helped to broaden the high-yield universe, as a number of new issuers in a wider range of industries have come to market. Our portfolio counselors are using this opportunity to add new securities to the fund and achieve greater diversification.

In addition, the wave of refinancing that began last year continued throughout the period as companies took advantage of low borrowing costs to refinance their existing debt and manage their balance sheets with a more conservative long-term horizon. This trend has provided a favorable backdrop for the fund’s portfolio, helping many of our large holdings to reduce leverage, lower debt burdens, extend their debt maturities and improve their balance sheets overall.

The ability for companies to refinance has also helped ease concerns some investors had of a “maturity wall,” which refers to the wall of bonds and loans expected to mature over the next several years. The concern is that when a large portion of the fixed-income market reaches maturity at the same time, it can put pressure on the markets as large amounts of dollars are borrowed again to cover the principal that must be paid back to lenders. More companies have proactively taken advantage of market liquidity and low interest rates to refinance now and extend their maturities, helping to reduce this risk.

A realistic view going forward

After several strong years of returns, our investment managers have begun to take a more cautious view of the market. While we expect a modest economic recovery to continue and company fundamentals to remain strong, spreads have tightened and we believe valuations are high. Other potential headwinds could include a sustained rise in interest rates and excessive fiscal deficits in governments around the world, which could raise financing costs and reduce liquidity in the system. As a result, our portfolio counselors are becoming slightly more conservative in their investment approach.

American High-Income Trust will undoubtedly go through future periods where share values will decline. In the high-yield market, price fluctuations should be anticipated. But it is important to note that investors who have had the ability to ride out short-term volatility have enjoyed solid returns over the long term. For the past 10-year period ended March 31, 2011, the fund’s shareholders earned an average annual total return of 7.9%, with dividends reinvested. That compares with a 6.7% average annual total return for the Lipper High Current Yield Funds Index and an 8.7% gain for Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index for that same period.

Those long-term returns surpassed other asset classes over the same 10-year time period. Investment-grade bonds, as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index, earned an average annual total return of 5.7% and Standard & Poor’s 500 Composite Index, a broad measure of mostly large U.S. stocks, posted a 3.3% return.

An update on your dividends

We also want to note a slight change in the way your fund will pay dividends. Beginning with the April dividend payment, American High-Income Trust began paying monthly dividends based on current earnings rather than a fixed monthly amount per share. As a result, monthly dividends will vary from month to month. This change affects the timing of when shareholders receive income, but not the total amount they would receive over the course of a year. This dividend policy change, which applies to all share classes, simply aligns the fund with current industry practices.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman

/s/ David C. Barclay

David C. Barclay
President

May 12, 2011

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 5.37%. The fund’s distribution rate for Class A shares as of that date was 7.41%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Summary investment portfolio  March 31, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security	(percent of net assets)
U.S. corporate bonds and notes	62.7%
Corporate bonds & notes of issuers outside the U.S.	13.8
Corporate loans	7.9
U.S. Treasury bonds & notes	0.3
Other	3.2
Common stocks & warrants	2.0
Preferred securities	1.5
Convertible securities	1.0
Short-term securities & other assets less liabilities	7.6
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 87.82%	(000)	(000)	assets
Corporate bonds, notes & loans - 84.35%
Consumer discretionary - 23.38%
MGM Resorts International 5.875%-13.00% 2012-2020	$293,193	$303,874
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25%-10.875% 2012-2020 (1)	186,175	199,852
Charter Communications, Inc. 13.50% 2016	47,704	57,365
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,300
Mandalay Resort Group 6.375% 2011	4,150	4,223
Charter Communications Operating, LLC, Term Loan B, 0% 2014 (2) (3) (4)	406	413	3.22%
Virgin Media Finance PLC:
Series 1, 9.50% 2016	91,715	104,784
8.375%-9.125% 2016-2019 (1)	93,450	103,258
Virgin Media Secured Financing PLC 6.50% 2018	9,325	10,234	1.22
Allison Transmission Holdings, Inc.:
11.00% 2015 (1)	77,035	83,968
11.25% 2015 (1) (2) (5)	83,224	90,818
Term Loan B, 3.01% 2014 (2) (3) (4)	38,778	38,478	1.19
Univision Communications Inc., Term Loan, 4.496% 2017 (2) (3) (4)	99,720	97,495	.54
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	80,550	88,706	.50
Neiman Marcus Group, Inc. 9.00% 2015 (2) (5)	79,954	83,952	.47
Needle Merger Sub Corp. 8.125% 2019 (1)	81,985	83,215	.46
Nara Cable Funding Ltd. 8.875% 2018	€54,750	79,920	.45
AMC Entertainment Inc. 8.75% 2019	$68,675	74,856	.42
Other securities		2,672,579	14.91
		4,188,290	23.38

Financials - 11.00%
CIT Group Inc., Series A:
7.00% 2014	97,000	99,061
7.00% 2015	129,533	130,990
7.00% 2016	122,740	123,200
7.00% 2013 (3)	68,146	69,594
Term Loan 3, 6.25% 2015 (2) (3) (4)	18,147	18,465	2.46
Realogy Corp.:
Term Loan B, 4.562% 2016 (2) (3) (4)	120,574	113,609
Second Lien Term Loan A, 13.50% 2017 (3) (4)	128,524	139,192
7.875% 2019 (1)	115,800	115,510
10.50% 2014	1,000	1,020
Letter of Credit, 3.261% 2016 (2) (3) (4)	12,344	11,631	2.13
Other securities		1,149,326	6.41
		1,971,598	11.00

Telecommunication services - 10.29%
Nextel Communications, Inc.:
Series D, 7.375% 2015	178,423	179,984
Series F, 5.95% 2014	115,665	116,532
Series E, 6.875% 2013	46,088	46,664
Sprint Capital Corp. 8.375%-8.75% 2012	26,680	28,307
Sprint Nextel Corp. 6.00% 2016	12,000	12,105	2.14
Cricket Communications, Inc:
7.75% 2016	146,215	156,085
7.75%-10.00% 2015-2020	49,245	52,443	1.16
Clearwire Communications and Clearwire Finance, Inc.:
12.00% 2015 (1)	75,995	82,455
12.00% 2015-2017 (1)	110,215	118,849	1.12
Wind Acquisition SA:
11.75% 2017 (1)	116,530	134,592
7.25% 2018 (1)	19,530	20,458
7.375% 2018	€21,915	32,378	1.05
LightSquared, Term Loan B, 12.00% 2014 (3) (4) (5)	$156,616	153,778	.86
Trilogy International Partners, LLC, 10.25% 2016 (1)	84,250	87,620	.49
Other securities		621,054	3.47
		1,843,304	10.29

Industrials - 9.81%
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.246% 2014 (2) (3) (4)	106,915	94,501	.53
DAE Aviation Holdings, Inc. 11.25% 2015 (1)	80,629	85,668	.48
Ply Gem Industries, Inc. 8.25% 2018 (1)	80,435	83,049	.46
Associated Materials, LLC 9.125% 2017 (1)	71,285	76,453	.43
Other securities		1,417,918	7.91
		1,757,589	9.81

Information technology - 8.94%
First Data Corp.:
8.25% 2021 (1)	77,522	77,716
12.625% 2021 (1)	189,841	206,927
8.75% 2022 (1) (2) (5)	91,917	91,917
9.875%-11.25% 2015-2016 (5)	88,410	89,913
Term Loan B2, 3.002% 2014 (2) (3) (4)	73,999	71,039	3.00
Freescale Semiconductor, Inc.:
9.125% 2014 (2) (5)	105,185	108,867
10.125% 2016	113,497	121,158
8.875%-10.125% 2014-2018 (1)	134,895	147,844
Term Loan, 4.511% 2016 (2) (3) (4)	19,864	19,785	2.22
NXP BV and NXP Funding LLC:
10.00% 2013 (6)	$77,049	87,354
9.50% 2015	70,140	74,699
9.75% 2018 (1)	82,650	92,981
3.748%-8.625% 2013-2015 (2)	€72,128	103,998
3.053%-7.875% 2013-2014 (2)	$10,548	10,709	2.06
Sanmina-SCI Corp. 8.125% 2016	86,807	90,279	.50
Other securities		206,869	1.16
		1,602,055	8.94

Health care - 7.16%
Elan Finance PLC and Elan Finance Corp.:
8.875% 2013	90,830	94,350
8.75% 2016	119,660	127,139
8.75% 2016 (1)	45,885	48,638	1.51
VWR Funding, Inc., Series B, 10.25% 2015 (2) (5)	138,533	147,192	.82
PTS Acquisition Corp. 9.50% 2015 (2) (5)	120,218	123,975	.69
Tenet Healthcare Corp. 7.375% 2013	71,295	75,216	.42
Other securities		665,726	3.72
		1,282,236	7.16

Materials - 4.20%
Georgia Gulf Corp. 9.00% 2017 (1) (7)	92,160	101,376	.56
Other securities		651,262	3.64
		752,638	4.20

Utilities - 3.44%
Edison Mission Energy 7.00%-7.75% 2013-2019	168,875	141,697
Midwest Generation, LLC, Series B, 8.56% 2016 (3)	34,602	35,380
Homer City Funding LLC 8.734% 2026 (3)	7,941	7,067	1.03
Intergen Power 9.00% 2017 (1)	71,950	77,886	.43
Other securities		354,721	1.98
		616,751	3.44

Consumer staples - 3.42%
SUPERVALU INC. 8.00% 2016	76,960	77,345	.43
Other securities		534,852	2.99
		612,197	3.42

Energy - 2.71%
Petroplus Finance Ltd. 7.00% 2017 (1)	107,038	102,221
Petroplus Finance Ltd. 6.75% -9.375% 2014-2019 (1)	90,377	90,022	1.07
Other securities		293,128	1.64
		485,371	2.71

Total corporate bonds, notes & loans		15,112,029	84.35

U.S. Treasury bonds & notes - 0.29%
U.S. Treasury 1.375%-6.00% 2012-2040	47,500	51,578	.29

Other - 3.18%
Other securities		568,783	3.18

Total bonds, notes & other debt instruments (cost: $14,474,086,000)		15,732,390	87.82

Convertible securities - 1.05%	Principal amount (000)	Value (000)	Percent of net assets

Telecommunication services - 0.02%
Clearwire Corp. 8.25% convertible notes 2040 (1)	$3,631	4,017	.02

Other - 1.03%
Other securities		183,799	1.03

Total convertible securities (cost: $153,013,000)		187,816	1.05

			Percent
		Value	of net
Preferred securities - 1.56%		(000)	assets

Other - 1.56%
Other securities		279,261	1.56

Total preferred securities (cost: $236,892,000)		279,261	1.56

			Percent
		Value	of net
Common stocks - 1.94%	Shares	(000)	assets

Consumer discretionary - 0.46%
Charter Communications, Inc., Class A (8)	39,810	2,016	.01
Other securities		80,604	.45
		82,620	.46

Financials - 0.31%
CIT Group Inc. (8)	124,904	5,314	.03
Other securities		49,318	.28
		54,632	.31

Other - 1.17%
Other securities		210,162	1.17

Total common stocks (cost: $251,940,000)		347,414	1.94

			Percent
		Value	of net
Warrants - 0.04%	Shares	(000)	assets

Consumer discretionary - 0.03%
Charter Communications, Inc., warrants, expire 2014 (8)	13,390	137	.00
Other securities		4,867	.03
		5,004	.03

Telecommunication services - 0.01%
Other securities		2,414	.01

Total warrants (cost: $45,060,000)		7,418	.04

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.22%	(000)	(000)	assets

Freddie Mac 0.14%-0.21% due 6/9-12/1/2011	$232,800	$232,598	1.30%
U.S. Treasury Bills 0.137%-0.22% due 5/19-11/17/2011	231,600	231,461	1.29
Fannie Mae 0.13%-0.19% due 4/26-6/15/2011	120,240	120,214	.67
Private Export Funding Corp. 0.20%-0.22% due 4/13-6/23/2011 (1)	114,000	113,977	.64
Jupiter Securitization Co., LLC 0.24% due 4/6-5/4/2011 (1)	101,000	100,987	.56
Straight-A Funding LLC 0.25% due 4/11-5/18/2011 (1)	94,600	94,578	.53
Coca-Cola Co. 0.20%-0.21% due 4/11-5/2/2011 (1)	89,500	89,491	.50
Other securities		131,656	.73
Total short-term securities (cost: $1,114,910,000)		1,114,962	6.22

Total investment securities (cost: $16,275,901,000)		17,669,261	98.63
Other assets less liabilities		245,769	1.37

Net assets		$17,915,030	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2011 (000)
Georgia Gulf Corp. 9.00% 2017 (1)	$90,285,000	$1,875,000	-	$92,160,000	$4,104	$101,376
Georgia Gulf Corp. (8)	4,809,206	-	2,942,035	1,867,171	-	69,085
Georgia Gulf Corp. 10.75% 2016	$5,388,000	-	-	$5,388,000	293	5,765
Nortek, Inc. 11.00% 2013	$66,164,079	$9,500,000	$15,600,000	$60,064,079	2,850	63,818
Nortek, Inc. 10.00% 2018 (1)	-	$45,560,000	-	$45,560,000	1,504	49,319
Nortek, Inc. (8)	793,646	-	-	793,646	-	34,127
Cooper-Standard Holdings Inc. (1) (8)	1,139,235	-	-	1,139,235	-	49,556
Cooper-Standard Holdings Inc. 7.00% convertible preferred (1) (9)	101,063	-	1,376	99,687	487	20,006
Cooper-Standard Holdings Inc., warrants, expire 2017 (1) (8)	190,869	-	-	190,869	-	4,867
American Media, Inc. (6) (8) (9)	-	1,122,345	-	1,122,345	-	18,803
American Media, Inc. 13.50% 2018	-	$3,723,386	$3,723,386	-	41	-
American Media Operations, Inc.	823,272	-	823,272	-	-	-
American Media Operations, Inc. 9.00% 2013	$3,548,854	$159,698	$3,708,552	-	21	-
American Media Operations, Inc. 14.00% 2013	$45,751,556	-	$45,751,556	-	1,247	-
Clarent Hospital Corp. Liquidating Trust (10)	576,849	-	576,849	-	-	-
					$10,547	$416,722

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,637,394,000, which represented 31.47% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans , including those in “Other securities,” was $1,414,500,000, which represented 7.90% of the net assets of the fund.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $65,975,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $160,063,000, which represented .89% of the net assets of the fund.

(7) Represents an affiliated company as defined under the Investment Company Act of 1940.
(8) Security did not produce income during the last 12 months.
(9) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $292,634,000, which represented 1.63% of the net assets of the fund.

(10) Unaffiliated issuer at 3/31/2011.

Key to symbol
€ = Euros

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $15,961,687)	$17,252,539
Affiliated issuers (cost: $314,214)	416,722	$17,669,261
Cash		3,199
Unrealized appreciation on open forward currency contracts		197
Receivables for:
Sales of investments	39,114
Sales of fund's shares	35,204
Dividends and interest	347,569	421,887
		18,094,544
Liabilities:
Unrealized depreciation on open forward currency contracts		1,085
Payables for:
Purchases of investments	128,714
Repurchases of fund's shares	31,190
Dividends on fund's shares	6,881
Closed forward currency contracts	17
Investment advisory services	4,511
Services provided by related parties	6,739
Trustees' deferred compensation	190
Other	187	178,429
Net assets at March 31, 2011		$17,915,030

Net assets consist of:
Capital paid in on shares of beneficial interest		$17,764,916
Undistributed net investment income		42,133
Accumulated net realized loss		(1,285,010)
Net unrealized appreciation		1,392,991
Net assets at March 31, 2011		$17,915,030

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,556,432 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$12,413,692	1,078,483	$11.51
Class B	389,649	33,852	11.51
Class C	1,401,322	121,745	11.51
Class F-1	1,509,280	131,124	11.51
Class F-2	591,202	51,363	11.51
Class 529-A	270,149	23,470	11.51
Class 529-B	21,370	1,857	11.51
Class 529-C	105,644	9,178	11.51
Class 529-E	14,840	1,289	11.51
Class 529-F-1	13,065	1,135	11.51
Class R-1	22,543	1,959	11.51
Class R-2	221,739	19,264	11.51
Class R-3	343,143	29,812	11.51
Class R-4	234,842	20,403	11.51
Class R-5	250,899	21,798	11.51
Class R-6	111,651	9,700	11.51

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $60; also includes $10,060 from affiliates)	$715,728
Dividends (also includes $487 from affiliates)	5,317	$721,045

Fees and expenses*:
Investment advisory services	26,697
Distribution services	27,885
Transfer agent services	6,821
Administrative services	4,125
Reports to shareholders	495
Registration statement and prospectus	345
Trustees' compensation	99
Auditing and legal	67
Custodian	136
State and local taxes	155
Other	395
Total fees and expenses before reimbursement	67,220
Less reimbursement of fees and expenses	50
Total fees and expenses after reimbursement		67,170
Net investment income		653,875

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $1,865 net loss from affiliates)	293,428
Forward currency contracts	(7,058)
Currency transactions	(48)	286,322
Net unrealized appreciation (depreciation) on:
Investments	326,133
Forward currency contracts	963
Currency translations	(105)	326,991
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		613,313
Net increase in net assets resulting from operations		$1,267,188

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended March 31, 2011*	Year ended September 30, 2010
Operations:
Net investment income	$653,875	$1,283,077
Net realized gain on investments, forward currency contracts and currency transactions	286,322	165,208
Net unrealized appreciation on investments, forward currency contracts and currency translations	326,991	984,640
Net increase in net assets resulting from operations	1,267,188	2,432,925

Dividends paid or accrued to shareholders from net investment income	(691,673)	(1,193,041)

Net capital share transactions	446,607	632,268

Total increase in net assets	1,022,122	1,872,152

Net assets:
Beginning of period	16,892,908	15,020,756
End of period (including undistributed
net investment income: $42,133 and $79,931, respectively)	$17,915,030	$16,892,908

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
  unaudited

1.	Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds. Effective December 1, 2010, the fund reorganized from a Massachusetts business trust to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$-	$14,880,813	$231,216	$15,112,029
U.S. Treasury bonds & notes	-	51,578	-	51,578
Other	-	568,783	-	568,783
Convertible securities	-	187,816	-	187,816
Preferred securities	18,741	239,123	21,397	279,261
Common stocks	327,399	53	19,962	347,414
Warrants	7,418	-	-	7,418
Short-term securities	-	1,114,962	-	1,114,962
Total	$353,558	$17,043,128	$272,575	$17,669,261

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$197	$-	$197
Unrealized depreciation on open forward currency contracts	-	(1,085)	-	(1,085)
Total	$-	$(888)	$-	$(888)

(1) Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended March 31, 2011 (dollars in thousands):

	Beginning value at 10/1/2010	Transfers into Level 3(2)	Purchases	Unrealized depreciation(3)	Transfers out of Level 3(2)	Sales	Net realized loss(3)	Ending value at 3/31/2011
Investment securities	$220,515	$41,182	$100,984	$(7,191)	$(53,323)	$(27,032)	$(2,560)	$272,575

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands) (3):								$11,655

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net realized loss and unrealized (depreciation) appreciation are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities and tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$116,049
Post-October currency loss deferrals (realized during the period November 1, 2009, through September 30, 2010)*		(7,536)
Capital loss carryforwards†:
Expiring 2017	$(407,267)
Expiring 2018	(1,061,287)	(1,468,554)
Post-October capital loss deferrals (realized during the period November 1, 2009, through September 30, 2010) *		(76,579)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,569,522
Gross unrealized depreciation on investment securities	(219,263)
Net unrealized appreciation on investment securities	1,350,259
Cost of investment securities	16,319,002

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2011	Year ended September 30, 2010
Class A	$484,462	$834,904
Class B	15,638	34,275
Class C	49,743	86,904
Class F-1	59,483	111,786
Class F-2	22,852	29,436
Class 529-A	9,923	15,068
Class 529-B	799	1,534
Class 529-C	3,516	5,379
Class 529-E	517	786
Class 529-F-1	475	716
Class R-1	814	1,356
Class R-2	7,810	12,981
Class R-3	12,646	20,641
Class R-4	8,853	14,263
Class R-5	9,994	16,441
Class R-6	4,148	6,571
Total	$691,673	$1,193,041

6.	Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.135% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50 million. For the six months ended March 31, 2011, the investment advisory services fee was $26,697,000, which was equivalent to an annualized rate of 0.307% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2011, the total administrative services fees paid by CRMC were $50,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$14,149	$6,585	Not applicable	Not applicable	Not applicable
Class B	2,132	236	Not applicable	Not applicable	Not applicable
Class C	6,859	Included in administrative services	$959	$140	Not applicable
Class F-1	1,846		1,021	66	Not applicable
Class F-2	Not applicable		363	17	Not applicable
Class 529-A	258		105	19	$124
Class 529-B	110		9	4	11
Class 529-C	487		41	13	49
Class 529-E	33		6	1	7
Class 529-F-1	-		5	1	6
Class R-1	112		12	8	Not applicable
Class R-2	806		160	338	Not applicable
Class R-3	818		228	94	Not applicable
Class R-4	275		158	11	Not applicable
Class R-5	Not applicable		117	6	Not applicable
Class R-6	Not applicable		25	1	Not applicable
Total	$27,885	$6,821	$3,209	$719	$197

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $99,000, shown on the accompanying financial statements, includes $65,000 in current fees (either paid in cash or deferred) and a net increase of $34,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2011
Class A	$1,382,837	121,437	$426,875	37,583	$(1,481,028)	(130,217)	$328,684	28,803
Class B	25,206	2,214	13,445	1,185	(115,716)	(10,156)	(77,065)	(6,757)
Class C	174,995	15,372	41,706	3,673	(197,772)	(17,384)	18,929	1,661
Class F-1	277,300	24,373	55,904	4,922	(330,270)	(29,036)	2,934	259
Class F-2	158,587	13,924	16,182	1,424	(112,941)	(9,924)	61,828	5,424
Class 529-A	42,216	3,710	9,883	870	(19,706)	(1,734)	32,393	2,846
Class 529-B	1,519	133	793	70	(4,511)	(396)	(2,199)	(193)
Class 529-C	16,111	1,415	3,503	309	(8,372)	(737)	11,242	987
Class 529-E	2,659	234	515	45	(1,008)	(89)	2,166	190
Class 529-F-1	2,787	244	472	42	(1,229)	(108)	2,030	178
Class R-1	3,706	325	793	70	(5,206)	(457)	(707)	(62)
Class R-2	41,939	3,683	7,736	681	(44,048)	(3,872)	5,627	492
Class R-3	65,383	5,741	12,575	1,108	(61,632)	(5,421)	16,326	1,428
Class R-4	50,558	4,446	8,821	776	(45,318)	(3,992)	14,061	1,230
Class R-5	50,454	4,437	9,922	874	(49,301)	(4,344)	11,075	967
Class R-6	22,638	1,991	4,141	365	(7,496)	(661)	19,283	1,695
Total net increase
(decrease)	$2,318,895	203,679	$613,266	53,997	$(2,485,554)	(218,528)	$446,607	39,148

Year ended September 30, 2010
Class A	$2,549,658	237,137	$718,689	66,733	$(2,711,019)	(253,025)	$557,328	50,845
Class B	59,021	5,490	28,604	2,660	(225,133)	(20,994)	(137,508)	(12,844)
Class C	333,246	30,974	69,926	6,493	(378,365)	(35,308)	24,807	2,159
Class F-1	567,831	52,781	96,858	8,992	(804,727)	(74,985)	(140,038)	(13,212)
Class F-2	310,713	28,776	21,074	1,954	(190,621)	(17,930)	141,166	12,800
Class 529-A	60,849	5,661	14,969	1,389	(33,452)	(3,121)	42,366	3,929
Class 529-B	3,632	338	1,524	142	(5,994)	(557)	(838)	(77)
Class 529-C	28,229	2,627	5,337	495	(16,411)	(1,531)	17,155	1,591
Class 529-E	3,160	295	780	73	(1,975)	(184)	1,965	184
Class 529-F-1	3,580	334	711	66	(1,922)	(180)	2,369	220
Class R-1	8,700	809	1,320	123	(6,828)	(638)	3,192	294
Class R-2	73,929	6,877	12,843	1,193	(62,328)	(5,801)	24,444	2,269
Class R-3	141,257	13,093	20,523	1,907	(139,982)	(13,093)	21,798	1,907
Class R-4	101,937	9,508	14,129	1,311	(88,963)	(8,330)	27,103	2,489
Class R-5	108,455	10,143	16,300	1,514	(111,893)	(10,505)	12,862	1,152
Class R-6	70,051	6,607	6,543	607	(42,497)	(3,946)	34,097	3,268
Total net increase
(decrease)	$4,424,248	411,450	$1,030,130	95,652	$(4,822,110)	(450,128)	$632,268	56,974

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,579,031,000 and $4,485,267,000, respectively, during the six months ended March 31, 2011.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of March 31, 2011, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
	Settlement		Contract amount		Unrealized (depreciation) appreciation at 3/31/2011
Sales	date	Counterparty	Receive	Deliver
Brazilian reais	4/11/2011	JPMorgan Chase	$25,498	BRL42,200	$(291)
Euros	4/8/2011	JPMorgan Chase	$1,608	€1,150	(22)
Euros	4/12/2011	HSBC Bank	$14,321	€10,300	(273)
Euros	4/14/2011	HSBC Bank	$1,042	€750	(20)
Euros	4/14/2011	Bank of New York Mellon	$4,137	€3,000	(114)
Euros	4/18/2011	JPMorgan Chase	$8,322	€6,000	(179)
Euros	4/18/2011	Barclays Bank PLC	$7,515	€5,400	(135)
Euros	4/26/2011	JPMorgan Chase	$13,407	€9,500	(50)
Euros	4/26/2011	JPMorgan Chase	$51,192	€36,000	197
Euros	5/2/2011	UBS AG	$431	€305	(1)
Forward currency contracts - net					$(888)

Financial highlights(1)
			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 3/31/2011(5)	$11.13	$.43	$.41	$.84	$(.46)	$-	$(.46)	$11.51	7.65%	$12,414	.67	%⁽⁶⁾	.67	%⁽⁶⁾	7.62	%⁽⁶⁾
	Year ended 9/30/2010	10.29	.89	.78	1.67	(.83)	-	(.83)	11.13	16.75	11,687	.68		.68		8.26
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.03	10,274	.80		.79		9.57
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.87)	8,074	.70		.67		8.14
	Year ended 9/30/2007	12.30	.93	.04	.97	(.92)	-	(.92)	12.35	7.99	9,516	.69		.66		7.35
	Year ended 9/30/2006	12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.26	8,285	.69		.65		7.52

Class B:	Six months ended 3/31/2011(5)	11.13	.38	.41	.79	(.41)	-	(.41)	11.51	7.24	390	1.44⁽⁶⁾		1.44⁽⁶⁾		6.88⁽⁶⁾
	Year ended 9/30/2010	10.29	.80	.78	1.58	(.74)	-	(.74)	11.13	15.86	452	1.46		1.46		7.50
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.18	550	1.56		1.55		8.93
	Year ended 9/30/2008	12.35	.85	(2.32)	(1.47)	(.85)	(.02)	(.87)	10.01	(12.55)	557	1.47		1.44		7.37
	Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.19	756	1.44		1.41		6.62
	Year ended 9/30/2006	12.27	.83	.05	.88	(.85)	-	(.85)	12.30	7.44	760	1.46		1.42		6.76

Class C:	Six months ended 3/31/2011(5)	11.13	.38	.41	.79	(.41)	-	(.41)	11.51	7.22	1,401	1.49⁽⁶⁾		1.49⁽⁶⁾		6.81⁽⁶⁾
	Year ended 9/30/2010	10.29	.80	.78	1.58	(.74)	-	(.74)	11.13	15.80	1,337	1.51		1.51		7.44
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.15	1,213	1.58		1.57		8.74
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.59)	890	1.52		1.48		7.32
	Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.14	1,045	1.48		1.45		6.55
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.39	871	1.50		1.46		6.71

Class F-1:	Six months ended 3/31/2011(5)	11.13	.43	.41	.84	(.46)	-	(.46)	11.51	7.62	1,509	.72⁽⁶⁾		.72⁽⁶⁾		7.58⁽⁶⁾
	Year ended 9/30/2010	10.29	.88	.78	1.66	(.82)	-	(.82)	11.13	16.69	1,457	.74		.74		8.21
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.02	1,482	.81		.80		9.54
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.90)	1,204	.74		.70		8.09
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.98	1,166	.70		.67		7.32
	Year ended 9/30/2006	12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.23	846	.71		.68		7.47

Class F-2:	Six months ended 3/31/2011(5)	11.13	.44	.41	.85	(.47)	-	(.47)	11.51	7.76	591	.46⁽⁶⁾		.46⁽⁶⁾		7.82⁽⁶⁾
	Year ended 9/30/2010	10.29	.91	.78	1.69	(.85)	-	(.85)	11.13	16.98	511	.48		.48		8.44
	Year ended 9/30/2009	10.01	.81	.37	1.18	(.90)	-	(.90)	10.29	14.32	341	.53		.53		8.99
	Period from 8/4/2008 to 9/30/2008	11.01	.14	(1.00)	(.86)	(.14)	-	(.14)	10.01	(7.84)	13	.08		.07		1.34

Class 529-A:	Six months ended 3/31/2011(5)	11.13	.42	.41	.83	(.45)	-	(.45)	11.51	7.62	270	.73⁽⁶⁾		.73⁽⁶⁾		7.55⁽⁶⁾
	Year ended 9/30/2010	10.29	.88	.78	1.66	(.82)	-	(.82)	11.13	16.66	230	.76		.76		8.18
	Year ended 9/30/2009	10.01	.82	.33	1.15	(.87)	-	(.87)	10.29	13.99	172	.84		.83		9.50
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.91)	120	.74		.71		8.11
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.92	124	.76		.72		7.30
	Year ended 9/30/2006	12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.21	92	.74		.70		7.47

Class 529-B:	Six months ended 3/31/2011(5)	11.13	.38	.41	.79	(.41)	-	(.41)	11.51	7.19	21	1.54⁽⁶⁾		1.54⁽⁶⁾		6.76⁽⁶⁾
	Year ended 9/30/2010	10.29	.79	.78	1.57	(.73)	-	(.73)	11.13	15.74	23	1.56		1.56		7.39
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	22	1.65		1.64		8.76
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	18	1.58		1.55		7.26
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.06	21	1.56		1.53		6.50
	Year ended 9/30/2006	12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.30	18	1.58		1.55		6.63

Class 529-C:	Six months ended 3/31/2011(5)	11.13	.38	.41	.79	(.41)	-	(.41)	11.51	7.19	106	1.54⁽⁶⁾		1.54⁽⁶⁾		6.75⁽⁶⁾
	Year ended 9/30/2010	10.29	.79	.78	1.57	(.73)	-	(.73)	11.13	15.75	91	1.56		1.56		7.39
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	68	1.64		1.63		8.71
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	49	1.57		1.54		7.27
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.07	52	1.55		1.52		6.50
	Year ended 9/30/2006	12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.31	40	1.57		1.54		6.64

Class 529-E:	Six months ended 3/31/2011(5)	$11.13	$.41	$.41	$.82	$(.44)	$-	$(.44)	$11.51	7.46%	$15	1.02	%⁽⁶⁾	1.02	%⁽⁶⁾	7.26	%⁽⁶⁾
	Year ended 9/30/2010	10.29	.85	.78	1.63	(.79)	-	(.79)	11.13	16.34	12	1.04		1.04		7.90
	Year ended 9/30/2009	10.01	.80	.33	1.13	(.85)	-	(.85)	10.29	13.66	9	1.13		1.12		9.23
	Year ended 9/30/2008	12.35	.90	(2.32)	(1.42)	(.90)	(.02)	(.92)	10.01	(12.18)	7	1.06		1.02		7.79
	Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.62	7	1.04		1.01		7.01
	Year ended 9/30/2006	12.27	.88	.05	.93	(.90)	-	(.90)	12.30	7.88	5	1.05		1.01		7.17

Class 529-F-1:	Six months ended 3/31/2011(5)	11.13	.44	.41	.85	(.47)	-	(.47)	11.51	7.73	13	.53⁽⁶⁾		.53⁽⁶⁾		7.76⁽⁶⁾
	Year ended 9/30/2010	10.29	.90	.78	1.68	(.84)	-	(.84)	11.13	16.91	11	.55		.55		8.40
	Year ended 9/30/2009	10.01	.84	.33	1.17	(.89)	-	(.89)	10.29	14.23	7	.63		.62		9.72
	Year ended 9/30/2008	12.35	.95	(2.32)	(1.37)	(.95)	(.02)	(.97)	10.01	(11.74)	6	.56		.52		8.29
	Year ended 9/30/2007	12.30	.94	.04	.98	(.93)	-	(.93)	12.35	8.15	6	.54		.51		7.51
	Year ended 9/30/2006	12.27	.94	.05	.99	(.96)	-	(.96)	12.30	8.41	4	.55		.52		7.66

Class R-1:	Six months ended 3/31/2011(5)	11.13	.38	.41	.79	(.41)	-	(.41)	11.51	7.21	22	1.50⁽⁶⁾		1.50⁽⁶⁾		6.80⁽⁶⁾
	Year ended 9/30/2010	10.29	.79	.78	1.57	(.73)	-	(.73)	11.13	15.78	23	1.53		1.53		7.41
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	18	1.64		1.63		8.65
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.62)	12	1.55		1.52		7.29
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.08	13	1.57		1.52		6.50
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.35	8	1.59		1.50		6.68

Class R-2:	Six months ended 3/31/2011(5)	11.13	.38	.41	.79	(.41)	-	(.41)	11.51	7.22	222	1.53⁽⁶⁾		1.49⁽⁶⁾		6.81⁽⁶⁾
	Year ended 9/30/2010	10.29	.80	.78	1.58	(.74)	-	(.74)	11.13	15.80	209	1.58		1.51		7.44
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.17	170	1.79		1.56		8.81
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.58)	128	1.70		1.48		7.34
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.13	138	1.69		1.47		6.56
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.37	106	1.90		1.48		6.70

Class R-3:	Six months ended 3/31/2011(5)	11.13	.41	.41	.82	(.44)	-	(.44)	11.51	7.47	343	1.02⁽⁶⁾		1.02⁽⁶⁾		7.28⁽⁶⁾
	Year ended 9/30/2010	10.29	.85	.78	1.63	(.79)	-	(.79)	11.13	16.33	316	1.05		1.05		7.90
	Year ended 9/30/2009	10.01	.80	.33	1.13	(.85)	-	(.85)	10.29	13.66	272	1.13		1.12		9.20
	Year ended 9/30/2008	12.35	.89	(2.32)	(1.43)	(.89)	(.02)	(.91)	10.01	(12.20)	185	1.07		1.04		7.77
	Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.58	186	1.07		1.04		6.98
	Year ended 9/30/2006	12.27	.87	.05	.92	(.89)	-	(.89)	12.30	7.84	134	1.08		1.05		7.13

Class R-4:	Six months ended 3/31/2011(5)	11.13	.42	.41	.83	(.45)	-	(.45)	11.51	7.62	235	.72⁽⁶⁾		.72⁽⁶⁾		7.57⁽⁶⁾
	Year ended 9/30/2010	10.29	.88	.78	1.66	(.82)	-	(.82)	11.13	16.68	213	.75		.75		8.19
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.02	172	.81		.80		9.56
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.93)	125	.77		.73		8.08
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.93	118	.75		.72		7.30
	Year ended 9/30/2006	12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.19	73	.75		.72		7.46

Class R-5:	Six months ended 3/31/2011(5)	11.13	.44	.41	.85	(.47)	-	(.47)	11.51	7.78	251	.43⁽⁶⁾		.43⁽⁶⁾		7.87⁽⁶⁾
	Year ended 9/30/2010	10.29	.91	.78	1.69	(.85)	-	(.85)	11.13	17.03	232	.44		.44		8.50
	Year ended 9/30/2009	10.01	.85	.33	1.18	(.90)	-	(.90)	10.29	14.37	202	.51		.50		9.88
	Year ended 9/30/2008	12.35	.96	(2.32)	(1.36)	(.96)	(.02)	(.98)	10.01	(11.65)	140	.45		.42		8.40
	Year ended 9/30/2007	12.30	.96	.04	1.00	(.95)	-	(.95)	12.35	8.26	137	.44		.41		7.61
	Year ended 9/30/2006	12.27	.95	.05	1.00	(.97)	-	(.97)	12.30	8.51	84	.46		.42		7.75

Class R-6:	Six months ended 3/31/2011(5)	11.13	.44	.41	.85	(.47)	-	(.47)	11.51	7.81	112	.38⁽⁶⁾		.38⁽⁶⁾		7.91⁽⁶⁾
	Year ended 9/30/2010	10.29	.92	.78	1.70	(.86)	-	(.86)	11.13	17.09	89	.39		.39		8.56
	Period from 5/1/2009 to 9/30/2009	8.47	.33	1.83	2.16	(.34)	-	(.34)	10.29	25.96	49	.18		.18		3.55

	Six months ended March 31,	Year ended September 30
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	28%	47%	43%	35%	42%	41%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                                 unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2010, through March 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10/1/2010	Ending account value 3/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,076.50	$3.47	.67%
Class A -- assumed 5% return	1,000.00	1,021.59	3.38	.67
Class B -- actual return	1,000.00	1,072.43	7.44	1.44
Class B -- assumed 5% return	1,000.00	1,017.75	7.24	1.44
Class C -- actual return	1,000.00	1,072.18	7.70	1.49
Class C -- assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class F-1 -- actual return	1,000.00	1,076.25	3.73	.72
Class F-1 -- assumed 5% return	1,000.00	1,021.34	3.63	.72
Class F-2 -- actual return	1,000.00	1,077.62	2.38	.46
Class F-2 -- assumed 5% return	1,000.00	1,022.64	2.32	.46
Class 529-A -- actual return	1,000.00	1,076.17	3.78	.73
Class 529-A -- assumed 5% return	1,000.00	1,021.29	3.68	.73
Class 529-B -- actual return	1,000.00	1,071.89	7.95	1.54
Class 529-B -- assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class 529-C -- actual return	1,000.00	1,071.91	7.95	1.54
Class 529-C -- assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class 529-E -- actual return	1,000.00	1,074.63	5.28	1.02
Class 529-E -- assumed 5% return	1,000.00	1,019.85	5.14	1.02
Class 529-F-1 -- actual return	1,000.00	1,077.27	2.74	.53
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.29	2.67	.53
Class R-1 -- actual return	1,000.00	1,072.09	7.75	1.50
Class R-1 -- assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class R-2 -- actual return	1,000.00	1,072.17	7.70	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class R-3 -- actual return	1,000.00	1,074.66	5.28	1.02
Class R-3 -- assumed 5% return	1,000.00	1,019.85	5.14	1.02
Class R-4 -- actual return	1,000.00	1,076.22	3.73	.72
Class R-4 -- assumed 5% return	1,000.00	1,021.34	3.63	.72
Class R-5 -- actual return	1,000.00	1,077.81	2.23	.43
Class R-5 -- assumed 5% return	1,000.00	1,022.79	2.17	.43
Class R-6 -- actual return	1,000.00	1,078.08	1.97	.38
Class R-6 -- assumed 5% return	1,000.00	1,023.04	1.92	.38

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing a high level of current income and its secondary objective of capital appreciation. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2011:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	7.94%	6.11%	7.27%
Not reflecting CDSC	12.94	6.40	7.27

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	11.89	6.35	7.04
Not reflecting CDSC	12.89	6.35	7.04

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	13.75	7.18	7.86

Class F-2 shares3 — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	14.04	—	11.29

Class 529-A shares4 — first sold 2/19/02
Reflecting 3.75% maximum sales charge	9.43	6.34	8.08
Not reflecting maximum sales charge	13.73	7.15	8.53

Class 529-B shares2,4 — first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	7.83	5.99	7.88
Not reflecting CDSC	12.83	6.29	7.88

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	11.83	6.29	7.64
Not reflecting CDSC	12.83	6.29	7.64

Class 529-E shares3,4 — first sold 3/15/02	13.41	6.84	7.99

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	13.97	7.37	10.33

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 31 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2011, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
>American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-921-0511P

Litho in USA RCG/AC/8076-S26173

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income TrustSM
Investment portfolio

March 31, 2011
unaudited

Bonds, notes & other debt instruments — 87.82%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 84.35%
CONSUMER DISCRETIONARY — 23.38%
Mandalay Resort Group 6.375% 2011	$4,150	$4,223
MGM Resorts International 6.75% 2012	57,653	59,094
MGM Resorts International 6.75% 2013	45,790	46,362
MGM Resorts International 13.00% 2013	33,475	40,379
MGM Resorts International 5.875% 2014	46,775	44,904
MGM Resorts International 10.375% 2014	12,725	14,634
MGM Resorts International 6.625% 2015	18,975	18,074
MGM Resorts International 7.50% 2016	40,600	38,570
MGM Resorts International 11.125% 2017	18,275	21,016
MGM Resorts International 9.00% 2020	18,925	20,841
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20121	10,175	10,735
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20141	26,500	29,812
Charter Communications Operating, LLC, Term Loan B, 0% 20142,3,4	406	413
Charter Communications, Inc. 13.50% 2016	47,704	57,365
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	70,900	74,445
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	40,425	43,154
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,300
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	38,175	41,706
Virgin Media Finance PLC 9.125% 2016	36,015	38,356
Virgin Media Finance PLC, Series 1, 9.50% 2016	91,715	104,784
Virgin Media Secured Finance PLC 6.50% 2018	9,325	10,234
Virgin Media Finance PLC 8.375% 20191	57,435	64,902
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20142,3,4	38,778	38,478
Allison Transmission Holdings, Inc. 11.00% 20151	77,035	83,968
Allison Transmission Holdings, Inc. 11.25% 20151,2,5	83,224	90,818
Univision Communications Inc. 12.00% 20141	12,000	13,020
Univision Communications Inc., Term Loan, 4.496% 20172,3,4	99,720	97,495
Univision Communications Inc. 8.50% 20211	55,340	57,554
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,3,4	20,447	20,310
Michaels Stores, Inc. 0%/13.00% 20166	67,520	69,208
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,3,4	5,877	5,908
Michaels Stores, Inc. 11.375% 2016	11,000	12,045
Michaels Stores, Inc. 7.75% 20181	57,300	58,732
Toys “R” Us, Inc. 7.625% 2011	57,410	58,702
Toys “R” Us–Delaware, Inc., Term Loan B, 6.00% 20162,3,4	14,229	14,337
Toys “R” Us–Delaware, Inc. 7.375% 20161	19,580	20,608
Toys “R” Us Property Co. II, LLC 8.50% 2017	38,025	41,067
Toys “R” Us Property Co. I, LLC 10.75% 2017	3,875	4,417
Toys “R” Us, Inc. 7.375% 2018	9,550	9,622
Macy’s Retail Holdings, Inc. 8.375% 20152	58,365	68,141
Federated Department Stores, Inc. 7.45% 2017	24,782	28,128
May Department Stores Co. 6.65% 2024	967	991
Federated Department Stores, Inc. 6.79% 2027	11,972	11,643
Federated Department Stores, Inc. 7.00% 2028	14,968	15,193
Federated Department Stores, Inc. 6.90% 2029	7,499	7,630
J.C. Penney Co., Inc., Series A, 6.875% 2015	39,106	42,674
J.C. Penney Co., Inc. 7.65% 2016	14,584	16,188
J.C. Penney Co., Inc. 5.75% 2018	40,532	41,039
J.C. Penney Co., Inc. 5.65% 2020	21,909	21,224
Neiman Marcus Group, Inc. 9.00% 20152,5	79,954	83,952
Neiman Marcus Group, Inc. 10.375% 2015	34,125	36,130
AMC Entertainment Inc. 8.00% 2014	10,175	10,340
AMC Entertainment Inc. 8.75% 2019	68,675	74,856
AMC Entertainment Inc. 9.75% 20201	31,000	33,325
Boyd Gaming Corp. 6.75% 2014	25,000	25,187
Boyd Gaming Corp. 7.125% 2016	23,820	22,808
Boyd Gaming Corp. 9.125% 20181	54,560	56,606
Revel Entertainment, Term Loan B, 9.00% 20182,3,4	72,000	70,164
Revel Entertainment 12.00% 20185,7,8	33,832	31,439
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	67,753	70,632
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	26,450	28,434
Nara Cable Funding Ltd. 8.875% 2018	€54,750	79,920
ONO Finance II PLC 10.875% 20191	$350	376
ONO Finance II PLC 11.125% 2019	€8,925	13,502
Burlington Coat Factory Warehouse Corp. 11.125% 2014	$52,410	54,113
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20172,3,4	30,600	30,294
Burlington Coat Factory Warehouse Corp. 10.00% 20191	9,550	9,311
Limited Brands, Inc. 5.25% 2014	703	735
Limited Brands, Inc. 6.90% 2017	2,069	2,229
Limited Brands, Inc. 8.50% 2019	18,539	21,366
Limited Brands, Inc. 7.00% 2020	21,585	22,961
Limited Brands, Inc. 6.625% 2021	44,529	45,754
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	80,550	88,706
Needle Merger Sub Corp. 8.125% 20191	81,985	83,215
Hanesbrands Inc., Series B, 3.831% 20142	45,550	45,550
Hanesbrands Inc. 8.00% 2016	18,350	19,979
Hanesbrands Inc. 6.375% 2020	9,000	8,820
Bon-Ton Department Stores, Inc. 10.25% 2014	69,775	71,868
Ziggo Bond Co. BV 8.00% 2018	€48,000	70,832
Cinemark USA, Inc., Term Loan, 3.51% 20162,3,4	$5,494	5,523
Cinemark USA, Inc. 8.625% 2019	59,405	65,197
CityCenter Holdings, LLC 7.625% 20161	36,410	37,775
CityCenter Holdings, LLC 11.50% 20171,5	20,000	20,277
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	3,400	3,663
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	50,250	53,516
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,290
Royal Caribbean Cruises Ltd. 11.875% 2015	42,475	52,351
Tower Automotive Holdings 10.625% 20171	48,696	54,540
CSC Holdings, Inc., Series B, 6.75% 2012	4,500	4,680
CSC Holdings, Inc. 8.50% 2014	28,850	32,492
CSC Holdings, Inc. 8.50% 2015	3,500	3,841
CSC Holdings, Inc. 8.625% 2019	11,400	13,067
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	40,750	42,940
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	8,292	9,059
Dollar General Corp., Term Loan B2, 3.004% 20142,3,4	4,268	4,272
Dollar General Corp. 10.625% 2015	21,363	23,019
Dollar General Corp. 11.875% 20172,5	21,283	24,635
Regal Entertainment Group 9.125% 2018	21,450	23,059
Regal Cinemas Corp. 8.625% 2019	25,455	27,460
Radio One, Inc., Term loan B, 7.50% 20162,3,4	39,390	39,956
Radio One, Inc. 15.00% 20161,2,5	10,033	10,462
PETCO Animal Supplies, Inc. 9.25% 20181	43,275	46,521
Technical Olympic USA, Inc. 9.25% 20111,7,9	36,325	24,901
Technical Olympic USA, Inc. 9.00% 20107,9	22,486	15,414
Technical Olympic USA, Inc. 9.00% 20107,9	7,325	5,021
Mohegan Tribal Gaming Authority 8.00% 2012	17,950	16,110
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,118
Mohegan Tribal Gaming Authority 7.125% 2014	24,600	18,696
Mohegan Tribal Gaming Authority 6.875% 2015	6,775	5,013
Local T.V. Finance LLC, Term Loan B, 2.31% 20132,3,4	8,419	8,208
Local T.V. Finance LLC 10.00% 20151,2,5	31,914	30,243
LBI Media, Inc. 8.50% 20171	40,150	33,425
NCL Corp. Ltd. 11.75% 2016	18,925	21,953
NCL Corp. Ltd. 9.50% 20181	9,725	10,284
Burger King Corp. 9.875% 2018	28,250	30,051
Fox Acquisition LLC 13.375% 20161	26,395	29,365
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	27,934
Jarden Corp. 8.00% 2016	23,250	25,546
Warner Music Group 7.375% 2014	18,090	18,226
Warner Music Group 9.50% 2016	6,700	7,119
Marina District Finance 9.50% 20151	7,000	7,359
Marina District Finance 9.875% 20181	16,500	17,346
Allbritton Communications Co. 8.00% 2018	22,000	23,320
NAI Entertainment Holdings LLC 8.25% 20171	21,250	22,844
UPC Germany GmbH 8.125% 20171	2,300	2,432
UPC Germany GmbH 9.625% 2019	€10,800	16,836
DineEquity, Inc. 9.50% 20181	$17,200	18,748
Quebecor Media Inc. 7.75% 2016	13,600	14,178
Quebecor Media Inc. 7.75% 2016	4,375	4,561
Gray Television, Inc. 10.50% 2015	16,620	17,763
Seneca Gaming Corp. 8.25% 20181	16,750	17,336
Education Management LLC and Education Management Finance Corp. 8.75% 2014	16,245	16,712
Lamar Media Corp. 7.875% 2018	13,525	14,573
Gymboree Corp., Term Loan 1L, 5.00% 20182,3,4	14,065	14,079
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20171	13,250	13,879
Vidéotron Ltée 6.875% 2014	6,780	6,907
Vidéotron Ltée 6.375% 2015	3,720	3,850
Kabel BW Erste Beteiligu 7.50% 2019	€7,250	10,570
Clear Channel Communications, Inc. 5.00% 2012	$9,240	9,217
Seminole Tribe of Florida 7.804% 20201,3	8,935	8,843
Meritage Corp. 7.731% 20171	9,000	8,415
Ford Motor Co. 9.50% 2011	1,000	1,035
FCE Bank PLC 7.125% 2013	€3,550	5,295
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	$5,700	6,298
Phillips-Van Heusen Co. 7.375% 2020	5,000	5,312
Tenneco Inc. 6.875% 2020	4,300	4,472
Marks and Spencer Group PLC 7.125% 20371	4,270	4,089
Grupo Televisa, SAB 6.625% 2040	2,500	2,661
Time Warner Cable Inc. 7.50% 2014	750	860
Cox Communications, Inc. 5.45% 2014	390	431
KAC Acquisition Corp. 8.00% 20261,3,5,7	256	—
		4,188,290

FINANCIALS — 11.00%
CIT Group Inc., Series A, 7.00% 20133	68,146	69,594
CIT Group Inc., Series A,7.00% 2014	97,000	99,061
CIT Group Inc., Term Loan 3, 6.25% 20152,3,4	18,147	18,465
CIT Group Inc., Series A,7.00% 2015	129,533	130,990
CIT Group Inc., Series A,7.00% 2016	122,740	123,200
Realogy Corp. 10.50% 2014	1,000	1,020
Realogy Corp., Letter of Credit, 3.261% 20162,3,4	12,344	11,631
Realogy Corp., Term Loan B, 4.562% 20162,3,4	120,574	113,609
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,4	128,524	139,192
Realogy Corp. 7.875% 20191	115,800	115,510
Liberty Mutual Group Inc. 6.50% 20351	18,000	16,971
Liberty Mutual Group Inc., Series B, 7.00% 20671,2	11,185	10,772
Liberty Mutual Group Inc., Series A, 7.80% 20871,2	61,093	61,399
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	47,950	62,814
Regions Financial Corp. 6.375% 2012	20,213	20,847
Regions Financial Corp. 7.75% 2014	43,279	46,778
Regions Financial Corp. 5.20% 2015	3,600	3,567
Regions Financial Corp. 5.75% 2015	5,024	5,123
Regions Bank 7.50% 2018	20,525	21,726
International Lease Finance Corp., Series Q, 5.75% 2011	35,436	35,746
International Lease Finance Corp. 5.00% 2012	4,930	5,031
International Lease Finance Corp., Series R, 5.30% 2012	8,810	9,008
International Lease Finance Corp., Series R, 5.35% 2012	8,390	8,568
International Lease Finance Corp., Series R, 5.40% 2012	6,000	6,127
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,040
International Lease Finance Corp. 8.625% 20151	25,000	27,562
Developers Diversified Realty Corp. 5.50% 2015	2,470	2,578
Developers Diversified Realty Corp. 9.625% 2016	44,356	54,091
Developers Diversified Realty Corp. 7.50% 2017	12,900	14,568
Developers Diversified Realty Corp. 7.875% 2020	6,040	6,938
Host Marriott, LP, Series K, 7.125% 2013	1,534	1,565
Host Hotels & Resorts, LP, Series S, 6.875% 2014	11,150	11,596
Host Marriott, LP, Series O, 6.375% 2015	10,725	11,007
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	18,325	18,989
Host Hotels & Resorts LP 9.00% 2017	20,850	23,613
Host Hotels & Resorts LP 6.00% 2020	4,000	3,950
HBOS PLC 6.75% 20181	40,925	40,110
LBG Capital No.1 PLC, Series 2, 7.875% 20201	15,000	14,707
Lloyds TSB Bank PLC 6.375% 2021	1,250	1,305
HBOS PLC 6.00% 20331	7,835	5,912
Rouse Co. 7.20% 2012	12,145	12,752
Rouse Co. 5.375% 2013	22,130	22,296
Rouse Co. 6.75% 20131	17,950	18,646
MetLife Capital Trust IV 7.875% 20671,2	14,950	16,146
MetLife Capital Trust X 9.25% 20681,2	22,500	27,281
MetLife Inc. 10.75% 20692	7,000	9,685
Ford Motor Credit Co. 7.25% 2011	8,000	8,234
Ford Motor Credit Co. 7.50% 2012	5,000	5,333
Ford Motor Credit Co. 7.80% 2012	2,000	2,121
Ford Motor Credit Co. 8.70% 2014	2,000	2,272
Ford Motor Credit Co. 5.625% 2015	2,000	2,097
Ford Motor Credit Co. 7.00% 2015	6,000	6,500
Ford Motor Credit Co. 8.00% 2016	13,950	15,854
Ford Motor Credit Co. 6.625% 2017	5,150	5,504
Zions Bancorporation 5.65% 2014	15,670	15,984
Zions Bancorporation 7.75% 2014	7,225	7,853
Zions Bancorporation 6.00% 2015	17,002	17,109
National City Preferred Capital Trust I 12.00% (undated)2	30,000	34,087
Genworth Financial, Inc. 7.625% 2021	16,000	16,080
Genworth Financial, Inc. 6.15% 20662	22,500	17,944
Hospitality Properties Trust 7.875% 2014	4,090	4,572
Hospitality Properties Trust 5.125% 2015	4,410	4,581
Hospitality Properties Trust 6.30% 2016	5,940	6,504
Hospitality Properties Trust 5.625% 2017	8,870	9,213
Hospitality Properties Trust 6.70% 2018	5,320	5,719
ProLogis 6.25% 2017	2,750	2,983
ProLogis 6.625% 2018	8,570	9,296
ProLogis 7.375% 2019	7,120	8,077
ProLogis 6.875% 2020	6,580	7,212
Royal Bank of Scotland Group PLC 5.05% 2015	3,813	3,817
Royal Bank of Scotland Group PLC 4.70% 2018	17,955	15,611
Royal Bank of Scotland Group PLC 6.99% (undated)1,2	7,635	6,862
Lazard Group LLC 7.125% 2015	22,000	24,191
Synovus Financial Corp. 4.875% 2013	3,355	3,284
Synovus Financial Corp. 5.125% 2017	19,612	18,318
BBVA Bancomer SA 7.25% 20201	2,805	2,839
BBVA Bancomer SA 6.50% 20211	16,200	16,089
Springleaf Finance Corp., Series I, 5.85% 2013	10,000	9,825
Springleaf Finance Corp., Series I, 5.40% 2015	8,288	7,604
ACE Cash Express, Inc. 11.00% 20191	16,550	16,922
Ally Financial Inc. 6.875% 2012	1,468	1,549
Ally Financial Inc. 7.00% 2012	2,945	3,044
Ally Financial Inc. 6.75% 2014	7,500	7,883
Ally Financial Inc. 8.30% 2015	3,750	4,120
Associated Banc-Corp 5.125% 2016	15,700	15,777
Unum Group 7.125% 2016	12,425	14,023
Unum Group 5.625% 2020	1,155	1,176
NASDAQ OMX Group, Inc. 5.25% 2018	12,250	12,264
Brandywine Operating Partnership, LP 7.50% 2015	7,000	7,916
Brandywine Operating Partnership, LP 4.95% 2018	4,260	4,218
Citigroup Inc. 6.125% 2018	4,675	5,107
Citigroup Capital XXI 8.30% 20772	6,500	6,792
Capital One Capital V 10.25% 2039	8,365	9,128
HSBK (Europe) BV 7.25% 20211	8,545	8,589
Lehman Brothers Holdings Inc., Series G, 4.80% 20149	5,000	1,306
Lehman Brothers Holdings Inc., Series I, 6.20% 20149	2,415	640
Lehman Brothers Holdings Inc., Series I, 6.875% 20189	23,000	6,152
Société Générale 5.75% 20161	6,000	6,251
Banco Mercantil del Norte, SA 6.135% 20161,2	3,500	3,517
Banco Mercantil del Norte, SA 6.862% 20211,2	2,000	2,052
VEB Finance Ltd. 6.902% 20201	4,950	5,340
HVB Funding Trust I 8.741% 20311	5,325	5,245
Banco de Crédito del Perú 5.375% 20201	5,000	4,750
Barclays Bank PLC 5.14% 2020	5,000	4,740
Allstate Corp., Series B, 6.125% 20672	2,530	2,568
Banco del Estado de Chile 4.125% 20201	2,500	2,329
Development Bank of Kazakhstan 5.50% 20151	1,475	1,545
		1,971,598

TELECOMMUNICATION SERVICES — 10.29%
Sprint Capital Corp. 8.375% 2012	23,680	25,101
Nextel Communications, Inc., Series E, 6.875% 2013	46,088	46,664
Nextel Communications, Inc., Series F, 5.95% 2014	115,665	116,532
Nextel Communications, Inc., Series D, 7.375% 2015	178,423	179,984
Sprint Nextel Corp. 6.00% 2016	12,000	12,105
Sprint Capital Corp. 8.75% 2032	3,000	3,206
Cricket Communications, Inc. 10.00% 2015	29,245	32,243
Cricket Communications, Inc. 7.75% 2016	146,215	156,085
Cricket Communications, Inc. 7.75% 2020	20,000	20,200
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	75,995	82,455
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	56,795	61,623
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20171	53,420	57,226
Wind Acquisition SA 11.75% 20171	116,530	134,592
Wind Acquisition SA 7.25% 20181	19,530	20,458
Wind Acquisition SA 7.375% 2018	€21,915	32,378
LightSquared, Term Loan B, 12.00% 20143,4,5	$156,616	153,778
Digicel Group Ltd. 12.00% 20141	61,825	72,722
Digicel Group Ltd. 12.00% 2014	600	706
Digicel Group Ltd. 8.875% 20151	47,975	50,206
Digicel Group Ltd. 8.875% 2015	10,015	10,481
Digicel Group Ltd. 10.50% 20181	10,450	12,016
Frontier Communications Corp. 7.875% 2015	19,800	21,432
Frontier Communications Corp. 8.25% 2017	38,150	41,393
Frontier Communications Corp. 8.50% 2020	29,150	31,737
Frontier Communications Corp. 8.75% 2022	11,625	12,642
Trilogy International Partners, LLC, 10.25% 20161	84,250	87,620
Vodafone Group PLC, Term Loan, 6.875% 20153,4,5,7	71,847	73,284
Intelsat, Ltd. 8.875% 2015	11,250	11,672
Intelsat Jackson Holding Co., Series B, 8.875% 20151	10,750	11,153
Intelsat, Ltd. 9.50% 2015	7,000	7,280
Intelsat Jackson Holding Co. 9.50% 2016	15,425	16,349
Intelsat Jackson Holding Co. 8.50% 20191	20,250	21,870
Crown Castle International Corp. 9.00% 2015	29,475	32,644
Crown Castle International Corp. 7.75% 20171	11,150	12,209
Crown Castle International Corp. 7.125% 2019	2,900	3,052
Telecom Italia Capital SA 7.20% 2036	17,704	17,819
Telecom Italia Capital SA 7.721% 2038	21,357	22,692
American Tower Corp. 7.00% 2017	21,825	24,648
American Tower Corp. 7.25% 2019	11,225	12,674
Orascom Telecom 7.875% 20141	24,270	25,059
Telefónica Emisiones, SAU 5.462% 2021	22,500	22,829
Sorenson Communications 10.50% 20151	20,700	15,525
SBA Telecommunications, Inc. 8.00% 2016	12,850	14,055
América Móvil, SAB de CV 5.00% 2020	4,350	4,507
América Móvil, SAB de CV 8.46% 2036	MXN65,000	4,771
Syniverse Holdings, Inc. 9.125% 20191	$4,600	4,899
Hawaiian Telcom, Inc. 9.00% 20152,3,4,5	4,518	4,618
Level 3 Financing, Inc. 9.25% 2014	4,000	4,110
		1,843,304

INDUSTRIALS — 9.81%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.207% 20142,3,4	6,546	5,786
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.246% 20142,3,4	106,915	94,501
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,4	22,071	22,489
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	8,045	6,858
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,5	54,450	45,874
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	962
US Investigations Services, Inc., Term Loan B, 3.059% 20152,3,4	8,202	8,127
US Investigations Services, Inc., Term Loan B, 7.75% 20152,3,4	57,418	57,848
US Investigations Services, Inc. 10.50% 20151	48,330	51,471
US Investigations Services, Inc. 11.75% 20161	17,700	19,026
CEVA Group PLC, Bridge Loan, 9.75% 20152,3,4,7	56,263	50,637
CEVA Group PLC 11.625% 20161	16,330	18,045
CEVA Group PLC 8.375% 20171	20,925	21,448
CEVA Group PLC 11.50% 20181	24,277	26,492
Nortek, Inc. 11.00% 201310	60,064	63,818
Nortek, Inc. 10.00% 20181,10	45,560	49,319
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.31% 20142,3,4	11,935	11,998
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.31% 20142,3,4	11,497	11,558
DAE Aviation Holdings, Inc. 11.25% 20151	80,629	85,668
Continental Airlines, Inc. 8.75% 2011	14,425	14,894
United Air Lines, Inc., Term Loan B, 2.313% 20142,3,4	29,535	28,862
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20063,7,9	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173	5,787	5,816
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20183	4,123	4,144
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183	3,355	3,338
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	4,407	4,641
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	1,083	1,099
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	3,305	3,500
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20203	744	736
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20203	10,943	10,998
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	8,421	8,084
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	4,585	4,757
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	2,487	2,685
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20223	291	317
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	5,854	5,942
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20243	2,884	2,940
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	9,591	11,341
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	41,132	48,639
Nielsen Finance LLC, Term Loan 1L, 8.50% 20173,4,7	28,000	30,520
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20181	8,700	9,374
Ply Gem Industries, Inc. 13.125% 2014	6,880	7,637
Ply Gem Industries, Inc. 8.25% 20181	80,435	83,049
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20133	2,500	2,558
Northwest Airlines, Inc., Term Loan B, 0% 20132,3,4	9,008	8,625
Delta Air Lines, Inc., Second Lien Term Loan B, 3.506% 20142,3,4	11,550	11,515
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143	15,353	15,814
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20151,3	7,650	7,440
Northwest Airlines, Inc., Term Loan A, 0% 20182,3,4	9,805	8,751
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	28,993	29,645
ARAMARK Corp. 3.804% 20152	29,270	29,124
ARAMARK Corp. 8.50% 2015	51,370	53,810
Ashtead Group PLC 8.625% 20151	26,250	27,530
Ashtead Capital, Inc. 9.00% 20161	48,955	51,770
Associated Materials, LLC 9.125% 20171	71,285	76,453
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20123	11,375	11,403
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20123	8,690	8,690
AMR Corp. 9.00% 2012	16,155	16,317
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	1,300	1,336
AMR Corp. 9.00% 2016	1,475	1,442
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	13,178	12,651
AMR Corp. 9.88% 2020	1,275	1,186
AMR Corp. 9.80% 2021	2,555	2,376
AMR Corp. 10.00% 2021	9,000	8,370
TransDigm Inc. 7.75% 20181	57,495	62,023
Euramax International, Inc. 9.50% 20161	55,185	56,289
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	33,620	34,965
Navios Maritime Holdings Inc. 8.125% 20191	16,275	16,478
RBS Global, Inc. and Rexnord LLC 11.75% 2016	3,525	3,798
RBS Global, Inc. and Rexnord LLC 8.50% 2018	39,800	43,183
Esterline Technologies Corp. 6.625% 2017	19,247	20,065
Esterline Technologies Corp. 7.00% 2020	23,855	25,078
RailAmerica, Inc. 9.25% 2017	32,324	35,920
Huntington Ingalls Industries Inc. 6.875% 20181	4,190	4,394
Huntington Ingalls Industries Inc. 7.125% 20211	16,520	17,305
Kansas City Southern Railway Co. 13.00% 2013	2,710	3,221
Kansas City Southern Railway Co. 8.00% 2015	15,892	17,322
H&E Equipment Services, Inc. 8.375% 2016	17,875	18,880
Sequa Corp., Term Loan B, 3.56% 20142,3,4	17,868	17,603
Manitowoc Company, Inc. 8.50% 2020	15,250	16,432
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	2,960	3,115
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 20211	11,125	11,626
Florida East Coast Railway 8.125% 20171	9,550	10,016
Odebrecht Finance Ltd 6.00% 20231	4,800	4,776
Allied Waste North America, Inc. 6.875% 2017	2,800	3,056
		1,757,589

INFORMATION TECHNOLOGY — 8.94%
First Data Corp., Term Loan B2, 3.002% 20142,3,4	73,999	71,039
First Data Corp. 9.875% 2015	20,387	20,948
First Data Corp. 9.875% 2015	1,046	1,077
First Data Corp. 10.55% 20155	21,482	22,336
First Data Corp. 11.25% 2016	45,495	45,552
First Data Corp. 8.25% 20211	77,522	77,716
First Data Corp. 12.625% 20211	189,841	206,927
First Data Corp. 8.75% 20221,2,5	91,917	91,917
Freescale Semiconductor, Inc. 8.875% 2014	34,320	35,736
Freescale Semiconductor, Inc. 9.125% 20142,5	105,185	108,867
Freescale Semiconductor, Inc., Term Loan, 4.511% 20162,3,4	19,864	19,785
Freescale Semiconductor, Inc. 10.125% 2016	113,497	121,158
Freescale Semiconductor, Inc. 9.25% 20181	41,550	45,705
Freescale Semiconductor, Inc. 10.125% 20181	59,025	66,403
NXP BV and NXP Funding LLC 3.053% 20132	5,923	5,893
NXP BV and NXP Funding LLC 3.748% 20132	€47,178	66,694
NXP BV and NXP Funding LLC 10.00% 20138	$77,049	87,354
NXP BV and NXP Funding LLC 7.875% 2014	4,625	4,816
NXP BV and NXP Funding LLC 8.625% 2015	€24,950	37,304
NXP BV and NXP Funding LLC 9.50% 2015	$70,140	74,699
NXP BV and NXP Funding LLC 9.75% 20181	82,650	92,981
Sanmina-SCI Corp. 6.75% 2013	39,700	39,700
Sanmina-SCI Corp. 3.06% 20141,2	26,130	25,869
Sanmina-SCI Corp. 8.125% 2016	86,807	90,279
SunGard Data Systems Inc. 10.625% 2015	6,250	6,883
SunGard Data Systems Inc. 7.375% 20181	14,900	15,310
SunGard Data Systems Inc. 7.625% 20201	23,484	24,247
Jabil Circuit, Inc. 8.25% 2018	22,415	25,553
Jabil Circuit, Inc. 5.625% 2020	6,000	5,992
Serena Software, Inc. 10.375% 2016	24,540	25,951
Advanced Micro Devices, Inc. 8.125% 2017	21,050	21,997
Advanced Micro Devices, Inc. 7.75% 2020	3,750	3,872
Ceridian Corp. 11.25% 2015	11,000	11,495
		1,602,055

HEALTH CARE — 7.16%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	90,830	94,350
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	119,660	127,139
Elan Finance PLC and Elan Finance Corp. 8.75% 20161	45,885	48,638
VWR Funding, Inc., Series B, 10.25% 20152,5	138,533	147,192
PTS Acquisition Corp. 9.50% 20152,5	120,218	123,975
PTS Acquisition Corp. 9.75% 2017	€12,250	17,621
Tenet Healthcare Corp. 7.375% 2013	$71,295	75,216
Tenet Healthcare Corp. 9.25% 2015	31,460	34,803
HCA Inc. 9.125% 2014	12,945	13,641
HCA Inc. 6.375% 2015	23,530	24,118
HCA Inc. 9.25% 2016	5,725	6,190
HCA Inc. 9.625% 20162,5	8,388	9,059
HCA Inc., Term Loan B2, 3.557% 20172,3,4	7,015	7,011
HCA Inc. 7.875% 2020	5,050	5,517
HCA Inc. 7.75% 20211	5,000	5,237
Boston Scientific Corp. 6.25% 2015	4,785	5,158
Boston Scientific Corp. 6.00% 2020	19,091	20,038
Boston Scientific Corp. 7.00% 2035	10,275	10,524
Boston Scientific Corp. 7.375% 2040	28,620	31,958
Bausch & Lomb Inc. 9.875% 2015	58,975	63,546
HealthSouth Corp. 10.75% 2016	54,015	57,796
Quintiles Transnational 9.50% 20141,2,5	53,405	54,740
Surgical Care Affiliates, Inc. 8.875% 20151,2,5	28,684	29,688
Surgical Care Affiliates, Inc. 10.00% 20171	19,430	20,207
Vanguard Health Systems Inc. 0% 20161	61,825	39,568
Patheon Inc. 8.625% 20171	31,956	32,875
Symbion Inc. 11.75% 20152,5	34,020	32,295
Merge Healthcare Inc 11.75% 2015	27,425	29,756
Multiplan Inc. 9.875% 20181	25,990	27,939
Grifols Inc 8.25% 20181	26,625	27,457
Rotech Healthcare Inc. 10.50% 20181	15,720	15,642
Endo Pharmaceuticals Holdings Inc. 7.00% 20201	13,200	13,711
CHS/Community Health Systems, Inc. 8.875% 2015	11,000	11,632
Accellent Inc. 8.375% 2017	7,500	8,082
ConvaTec Healthcare 10.50% 20181	6,450	6,805
Health Management Associates, Inc. 6.125% 2016	3,000	3,112
		1,282,236

MATERIALS — 4.20%
Reynolds Group 7.75% 20161	44,275	47,042
Reynolds Group 8.50% 20181	24,315	24,741
Reynolds Group 7.125% 20191	23,850	24,565
Reynolds Group 9.00% 20191	15,870	16,505
Georgia Gulf Corp. 10.75% 201610	5,388	5,765
Georgia Gulf Corp. 9.00% 20171,10	92,160	101,376
Ball Corp. 7.125% 2016	15,285	16,794
Ball Corp. 6.75% 2020	4,885	5,129
Ball Corp. 5.75% 2021	21,080	20,711
Nalco Co. 8.25% 2017	26,500	29,084
Nalco Co. 6.625% 20191	7,990	8,260
Smurfit Kappa Acquisition 7.75% 2019	€11,610	17,318
Smurfit Capital Funding PLC 7.50% 2025	$20,550	19,728
CEMEX Finance LLC 9.50% 20161	18,150	19,647
CEMEX Finance LLC 9.50% 2016	6,850	7,415
CEMEX SA 9.25% 20201	7,635	7,950
Owens-Brockway Glass Container Inc. 6.75% 2014	3,309	3,396
Owens-Brockway Glass Container Inc. 7.375% 2016	28,330	31,198
Ardagh Packaging Finance 7.375% 2017	€12,400	18,035
Ardagh Packaging Finance 7.375% 20171	$3,250	3,494
Ardagh Packaging Finance 9.125% 20201	7,900	8,591
Ardagh Packaging Finance 9.25% 2020	€1,400	2,081
International Paper Co. 7.95% 2018	$20,575	24,788
International Paper Co. 9.375% 2019	5,330	6,871
Packaging Dynamics Corp. 8.75% 20161	30,620	31,462
MacDermid 9.50% 20171	27,506	29,363
Graphic Packaging International, Inc. 9.50% 2017	17,445	19,451
Graphic Packaging International, Inc. 7.875% 2018	8,965	9,649
Rockwood Specialties Group, Inc. 7.50% 2014	10,215	10,509
Rockwood Specialties Group, Inc. 7.625% 2014	€12,235	17,773
Midwest Vanadium Pty Ltd. 11.50% 20181	$19,100	19,792
FMG Resources 7.00% 20151	16,475	17,175
JMC Steel Group Inc. 8.25% 20181	16,650	17,108
LBI Escrow Corp 8.00% 20171	14,184	15,673
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	13,950	15,398
Dow Chemical Co. 7.60% 2014	13,000	15,034
Fibria Overseas Finance Ltd. 6.75% 20211	13,400	13,902
Plastipak Holdings, Inc. 8.50% 20151	12,140	12,808
Georgia-Pacific Corp. 8.125% 2011	11,610	11,741
Newpage Corp. 11.375% 2014	10,000	10,062
OMNOVA Solutions Inc. 7.875% 20181	9,800	9,971
Solutia Inc. 8.75% 2017	2,960	3,271
ArcelorMittal 7.00% 2039	2,000	2,012
		752,638

UTILITIES — 3.44%
Edison Mission Energy 7.50% 2013	42,575	42,575
Edison Mission Energy 7.75% 2016	12,825	10,965
Midwest Generation, LLC, Series B, 8.56% 20163	34,602	35,380
Edison Mission Energy 7.00% 2017	27,195	21,960
Edison Mission Energy 7.20% 2019	42,500	33,362
Homer City Funding LLC 8.734% 20263	7,941	7,067
Edison Mission Energy 7.625% 2027	43,780	32,835
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.759% 20142,3,4	9,897	8,355
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.803% 20142,3,4	88,014	74,296
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	42,288	24,844
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	28,940	17,075
NRG Energy, Inc. 7.375% 2016	34,700	36,001
NRG Energy, Inc. 7.375% 2017	42,835	44,763
NRG Energy, Inc. 8.25% 20201	6,000	6,270
Intergen Power 9.00% 20171	71,950	77,886
AES Gener SA 7.50% 2014	11,750	12,950
AES Corp. 7.75% 2015	5,575	6,049
AES Corp. 8.00% 2017	30,000	32,400
AES Corp. 8.00% 2020	13,300	14,430
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,047
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	525	555
Sierra Pacific Resources 6.75% 2017	8,735	9,003
NV Energy, Inc 6.25% 2020	22,150	22,653
CMS Energy Corp. 4.25% 2015	7,025	7,080
CMC Energy Corp. 6.55% 2017	6,400	7,011
CMS Energy Corp. 5.05% 2018	3,000	3,003
CMS Energy Corp. 8.75% 2019	8,575	10,276
CMS Energy Corp. 6.25% 2020	5,700	5,981
Enersis SA 7.375% 2014	5,000	5,573
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20171	2,000	2,106
		616,751

CONSUMER STAPLES — 3.42%
SUPERVALU INC., Term Loan B, 1.621% 20122,3,4	426	423
SUPERVALU INC. 7.50% 2012	3,860	4,014
Albertson’s, Inc. 7.25% 2013	4,990	5,102
SUPERVALU INC. 7.50% 2014	1,000	1,010
SUPERVALU INC., Term Loan B2, 3.496% 20152,3,4	755	757
SUPERVALU INC. 8.00% 2016	76,960	77,345
Albertson’s, Inc. 7.45% 2029	2,684	2,134
Albertson’s, Inc. 8.00% 2031	26,420	21,796
Rite Aid Corp. 9.75% 2016	22,200	24,753
Rite Aid Corp. 10.375% 2016	13,700	14,830
Rite Aid Corp. 10.25% 2019	30,345	33,342
Rite Aid Corp. 8.00% 2020	20,800	22,126
Stater Bros. Holdings Inc. 7.75% 2015	42,630	44,442
Stater Bros. Holdings Inc. 7.375% 20181	20,125	20,980
C&S Group Enterprises LLC 8.375% 20171	55,870	57,476
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	51,959	56,116
Ingles Markets, Inc. 8.875% 2017	36,875	39,779
BFF International Ltd. 7.25% 20201	28,950	31,411
Smithfield Foods, Inc., Series B, 7.75% 2013	2,776	2,998
Smithfield Foods, Inc. 10.00% 2014	12,799	15,135
Smithfield Foods, Inc. 7.75% 2017	9,350	10,098
Constellation Brands, Inc. 8.375% 2014	4,650	5,289
Constellation Brands, Inc. 7.25% 2017	17,500	19,075
Cott Beverages Inc. 8.375% 2017	8,700	9,331
Cott Beverages Inc. 8.125% 2018	13,325	14,291
Spectrum Brands Inc. 9.50% 20181	18,950	20,987
Tyson Foods, Inc. 10.50% 2014	16,525	19,913
CEDC Finance Corp. 9.125% 20161	11,500	10,868
Pilgrim’s Pride Corp. 7.875% 20181	10,000	9,750
Del Monte Foods Co. 7.625% 20191	8,475	8,634
TreeHouse Foods, Inc. 7.75% 2018	7,400	7,992
		612,197

ENERGY — 2.71%
Petroplus Finance Ltd. 6.75% 20141	59,567	58,673
Petroplus Finance Ltd. 7.00% 20171	107,038	102,221
Petroplus Finance Ltd. 9.375% 20191	30,810	31,349
Laredo Petroleum, Inc. 9.50% 20191	44,500	46,447
Energy Transfer Partners, LP 7.50% 2020	29,875	32,638
TransCanada PipeLines Ltd. 6.35% 20672	22,645	22,766
Overseas Shipholding Group, Inc. 8.125% 2018	20,725	20,466
General Maritime Corp. 12.00% 2017	19,450	18,818
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	17,370	18,390
Teekay Corp. 8.50% 2020	16,335	17,785
Concho Resources Inc. 8.625% 2017	3,300	3,663
Concho Resources Inc. 7.00% 2021	12,400	13,082
Williams Companies, Inc. 8.75% 2032	10,638	13,805
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,219
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	6,553
Denbury Resources Inc. 9.75% 2016	7,400	8,381
Denbury Resources Inc. 8.25% 2020	3,088	3,466
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	4,400	4,457
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	5,863
Enterprise Products Operating LLC 7.00% 20672	10,055	10,014
Continental Resources Inc. 8.25% 2019	1,800	2,000
Continental Resources Inc. 7.375% 2020	700	756
Continental Resources Inc. 7.125% 2021	5,000	5,337
Enbridge Energy Partners, LP 8.05% 20772	7,220	7,673
Petrobras International 5.75% 2020	2,780	2,882
Petrobras International 6.875% 2040	4,130	4,346
Forest Oil Corp. 8.50% 2014	1,500	1,680
Forest Oil Corp. 7.25% 2019	4,000	4,200
Reliance Holdings Ltd. 6.25% 20401	5,000	4,746
Gazprom OJSC 5.092% 20151	2,340	2,454
Gazprom OJSC 7.288% 20371	1,800	1,953
Anadarko Petroleum Corp. 8.70% 2019	680	834
Anadarko Petroleum Corp. 6.20% 2040	1,500	1,454
		485,371

Total corporate bonds, notes & loans		15,112,029

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 2.49%
Brazil (Federal Republic of) 10.00% 2017	BRL35,620	19,316
Brazil (Federal Republic of) 6.00% 201711	23,390	14,609
Brazil (Federal Republic of) Global 8.00% 20183	$3,181	3,754
Brazil (Federal Republic of) Global 4.875% 2021	3,100	3,177
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	9,188
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,969
Brazil (Federal Republic of) 6.00% 204511	BRL19,508	12,689
Turkey (Republic of) 16.00% 2012	TRY16,000	11,101
Turkey (Republic of) 4.00% 201511	22,000	15,859
Turkey (Republic of) 10.00% 2015	7,100	4,734
Turkey (Republic of) 7.50% 2017	$9,700	11,300
Turkey (Republic of) 6.75% 2018	3,250	3,637
Turkey (Republic of) 6.75% 2040	2,500	2,606
Colombia (Republic of) Global 10.00% 2012	1,500	1,612
Colombia (Republic of) Global 10.75% 2013	3,800	4,417
Colombia (Republic of) Global 8.25% 2014	4,000	4,780
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	13,104
Colombia (Republic of) Global 11.75% 2020	$1,936	2,921
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	7,815
Colombia (Republic of) Global 10.375% 2033	$823	1,241
Colombia (Republic of) Global 7.375% 2037	4,139	4,936
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	1,055
United Mexican States Government, Series MI10, 9.50% 2014	80,000	7,376
United Mexican States Government 5.00% 201611	67,830	6,354
United Mexican States Government, Series M20, 10.00% 2024	80,000	7,963
United Mexican States Government Global, Series A, 6.75% 2034	$6,105	6,917
United Mexican States Government 4.00% 204011	MXN91,797	7,473
Argentina (Republic of) 0.117% 20122,3	$16,240	3,955
Argentina (Republic of) 7.00% 2015	9,560	9,016
Argentina (Republic of) 8.28% 20333,5	6,375	5,715
Argentina (Republic of) GDP-Linked 2035	ARS84,135	3,442
Argentina (Republic of) GDP-Linked 2035	$12,377	2,061
Argentina (Republic of) 1.18% 20383,11	ARS111,392	9,095
Panama (Republic of) Global 7.125% 2026	$585	697
Panama (Republic of) Global 8.875% 2027	6,500	8,807
Panama (Republic of) Global 6.70% 20363	17,768	20,033
Uruguay (Republic of) 5.00% 201811	UYU264,925	16,490
Uruguay (Republic of) 4.25% 20273,11	164,795	9,400
Polish Government, Series 0414, 5.75% 2014	PLN51,554	18,384
Polish Government, Series 1017, 5.25% 2017	2,050	695
Polish Government 6.375% 2019	$3,535	3,951
Russian Federation 12.75% 2028	2,000	3,510
Russian Federation 7.50% 20303	16,094	18,887
Venezuela (Republic of) 10.75% 2013	6,000	6,054
Venezuela (Republic of) 8.50% 2014	1,250	1,146
Venezuela (Republic of) 7.65% 2025	8,455	5,179
Venezuela (Republic of) 9.25% 2027	9,795	7,273
Venezuela (Republic of) 9.25% 2028	2,390	1,631
Indonesia (Republic of) 10.375% 2014	1,800	2,198
Indonesia (Republic of), Series 30, 10.75% 2016	IDR39,935,000	5,179
Indonesia (Republic of) 6.875% 20171	$1,000	1,145
Indonesia (Republic of) 6.875% 2018	5,000	5,713
Indonesia (Republic of) 6.875% 20181	3,725	4,256
Indonesia (Republic of) 6.625% 20371	2,500	2,713
Egypt (Arab Republic of) 11.50% 2011	EGP 9,380	1,585
Egypt (Arab Republic of) 9.10% 2012	18,225	3,006
Egypt (Arab Republic of) 11.55% 2013	15,800	2,576
Egypt (Arab Republic of) 11.625% 2014	49,265	8,340
South Africa (Republic of) 6.875% 2019	$7,410	8,642
South Africa (Republic of) 5.50% 2020	4,950	5,266
South Korean Government 5.00% 2014	KRW11,325,000	10,653
South Korean Government 5.50% 2017	2,800,000	2,735
Croatian Government 6.75% 20191	$9,400	9,863
Croatian Government 6.375% 20211	2,810	2,819
Philippines (Republic of) 6.25% 2036	PHP293,000	6,395
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	5,336
Peru (Republic of) 7.125% 2019	$2,945	3,479
Corporación Andina de Fomento 5.75% 2017	3,000	3,223
Province of Buenos Aires 10.875% 20211,3	1,500	1,409
Dominican Republic 9.50% 20113	563	580
Dominican Republic 9.50% 20111,3	344	354
		445,789

MORTGAGE-BACKED OBLIGATIONS3 — 0.62%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20371	10,725	11,433
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	27,010	28,728
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.726% 20362	15,000	11,313
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.628% 20372	18,871	15,679
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	15,674	10,145
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.629% 20362	6,000	5,713
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 2.661% 20352	6,148	4,614
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	2,580	2,499
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20372	1,858	1,218
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.575% 20362	4,952	3,643
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 4.942% 20362	5,128	3,543
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	5,128	3,472
Citicorp Mortgage Securities, Inc. 5.50% 2035	2,665	2,671
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	3,203	2,344
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,525	2,313
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.303% 20352	2,302	2,107
		111,435

U.S. TREASURY BONDS & NOTES — 0.29%
U.S. Treasury 1.375% 2012	10,000	10,123
U.S. Treasury 3.25% 2016	20,000	20,950
U.S. Treasury 6.00% 2026	15,000	18,267
U.S. Treasury 3.875% 2040	2,500	2,238
		51,578

MUNICIPALS — 0.04%
State of Texas, Sabine River Authority, Pollution Control Revenue Refunding Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	2,800	2,636
State of Texas, Brazos River Authority, Pollution Control Revenue Refunding Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	2,515	2,368
State of Connecticut, Mohegan Tribe of Indians, Gaming Authority Priority Distribution Payment,
Public Improvement Bonds, Series 2003, 5.25% 2033	2,500	1,627
		6,631

ASSET-BACKED OBLIGATIONS3 — 0.03%
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class D, 6.65% 2017	2,500	2,709
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20161	2,000	2,219
		4,928

Total bonds, notes & other debt instruments (cost: $14,474,086,000)		15,732,390

	Shares or
Convertible securities — 1.05%	principal amount

INFORMATION TECHNOLOGY — 0.75%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	49,622
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$32,767,000	33,955
Liberty Media Corp. 3.50% convertible notes 2031	$48,000,000	27,537
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$25,000,000	23,094
		134,208

CONSUMER DISCRETIONARY — 0.14%
Cooper-Standard Holdings Inc. 7.00% convertible preferred1,7,10	99,687	20,006
Saks Inc. 2.00% convertible notes 2024	$4,167,000	4,428
		24,434

INDUSTRIALS — 0.11%
United Continental Holdings, Inc. 4.50% convertible notes 2021	$19,803,000	20,076

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20271	$5,000,000	5,081

TELECOMMUNICATION SERVICES — 0.02%
Clearwire Corp. 8.25% convertible notes 20401	$3,631,000	4,017

Total convertible securities (cost: $153,013,000)		187,816

Preferred securities — 1.56%

FINANCIALS — 1.35%
Ally Financial Inc., Series G, 7.00%1	32,550	30,290
Ally Financial Inc., Series 2, 8.125% preferred1,2	650,000	16,608
Barclays Bank PLC 7.434%1,2	$39,626,000	39,824
Barclays Bank PLC 8.55%1,2	$3,434,000	3,438
Catlin Insurance Ltd. 7.249%1,2	$30,275,000	28,761
JPMorgan Chase & Co., Series I, 7.90%2	$24,270,000	26,646
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities1	650,000	17,611
Wells Fargo & Co., Series K, 7.98%2	$13,810,000	15,191
RBS Capital Trust II 6.425% noncumulative trust2,12	$19,685,000	14,764
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	13,100
XL Capital Ltd., Series E, 6.50%2	$11,250,000	10,434
Citigroup Inc. 6.95% preferred	228,000	5,641
Citigroup Inc. 7.875% preferred	150,150	4,125
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,203
Lloyds Banking Group PLC 6.657% preference shares1,2,12	$7,955,000	6,404
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	$315,000	368
		241,408

CONSUMER DISCRETIONARY — 0.21%
Gray Television, Inc., Series D, 17.00%7,8,12	$21,003,000	21,397
Las Vegas Sands Corp., Series A, 10.00%	145,900	16,456
		37,853

Total preferred securities (cost: $236,892,000)		279,261

Common stocks — 1.94%	Shares

CONSUMER DISCRETIONARY — 0.46%
Cooper-Standard Holdings1,10,12	1,139,235	49,556
American Media, Inc.7,8,10,12	1,122,345	18,803
Ford Motor Co.12	810,210	12,081
Charter Communications, Inc., Class A12	39,810	2,016
Adelphia Recovery Trust, Series Arahova7,12	1,773,964	89
Adelphia Recovery Trust, Series ACC-17,12	10,643,283	53
Five Star Travel Corp.7,8,12	83,780	22
		82,620

MATERIALS — 0.39%
Georgia Gulf Corp.10,12	1,867,171	69,085

TELECOMMUNICATION SERVICES — 0.35%
AT&T Inc.	1,000,000	30,600
American Tower Corp., Class A12	538,967	27,929
Hawaiian Telcom Holdco, Inc.12	150,439	3,949
XO Holdings, Inc.12	4,746	4
		62,482

INDUSTRIALS — 0.33%
Nortek, Inc.10,12	793,646	34,127
Delta Air Lines, Inc.12	2,368,958	23,216
Quad/Graphics, Inc., Class A12	26,732	1,137
Atrium Corp.7,8,12	10,987	990
United Continental Holdings, Inc.12	22,981	528
		59,998

FINANCIALS — 0.31%
Citigroup Inc.12	9,981,696	44,119
CIT Group Inc.12	124,904	5,314
Bank of America Corp.	390,000	5,199
		54,632

HEALTH CARE — 0.09%
UnitedHealth Group Inc.	375,000	16,950

CONSUMER STAPLES — 0.01%
Winn-Dixie Stores, Inc.12	222,504	1,589

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.7,8,12	25,710	58

Total common stocks (cost: $251,940,000)		347,414

Warrants — 0.04%

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc., warrants, expire 20171,10,12	190,869	4,867
Charter Communications, Inc., warrants, expire 201412	13,390	137
		5,004

TELECOMMUNICATION SERVICES — 0.01%
Hawaiian Telcom Holdco, Inc., warrants, expire 201512	182,146	2,414

Total warrants (cost: $45,060,000)		7,418

	Principal amount
Short-term securities — 6.22%	(000)

Freddie Mac 0.14%–0.21% due 6/9–12/1/2011	$232,800	232,598
U.S. Treasury Bills 0.137%–0.22% due 5/19–11/17/2011	231,600	231,461
Fannie Mae 0.13%–0.19% due 4/26–6/15/2011	120,240	120,214
Private Export Funding Corp. 0.20%–0.22% due 4/13–6/23/20111	114,000	113,977
Jupiter Securitization Co., LLC 0.24% due 4/6–5/4/20111	101,000	100,987
Straight-A Funding LLC 0.25% due 4/11–5/18/20111	94,600	94,578
Coca-Cola Co. 0.20%-0.21% due 4/11–5/2/20111	89,500	89,491
Abbott Laboratories 0.14%–0.17% due 4/26–5/31/20111	50,980	50,971
NetJets Inc. 0.18%–0.19% due 4/1–4/14/20111	45,700	45,696
Cisco Systems, Inc. 0.20% due 5/17/20111	35,000	34,989

Total short-term securities (cost: $1,114,910,000)		1,114,962

Total investment securities (cost: $16,275,901,000)		17,669,261
Other assets less liabilities		245,769

Net assets		$17,915,030

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,637,394,000, which represented 31.47% of the net assets of the fund.

2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,414,500,000, which represented 7.90% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Step bond; coupon rate will increase at a later date.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $292,634,000, which represented 1.63% of the net assets of the fund.
8Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$65,975	$87,354	.49%
Revel Entertainment 12.00% 2018	2/15/2011	33,000	31,439	.17
Gray Television, Inc., Series D, 17.00%	6/26/2008	19,901	21,397	.12
American Media, Inc.	11/17/2010	18,803	18,803	.10
Atrium Corp.	4/30/2010	990	990	.01
HSW International, Inc.	12/17/2007	791	58	.00
Five Star Travel Corp.	12/17/2007	21	22	.00
Total restricted securities		$139,481	$160,063	.89%

9Scheduled interest and/or principal payment was not received.
10Represents an affiliated company as defined under the Investment Company Act of 1940.
11Index-linked bond whose principal amount moves with a government price index.
12Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
KRW = South Korean won
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
TRY = Turkish liras
UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-921-0511O-S25584

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: May 31, 2011